Note 15 - Net Loss Per Share - Components of Reconciliation of Numerators and Denominators Net Loss Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2025	Oct. 31, 2024
Net loss (numerator)	$ 48,613	$ 301,886	$ (697,922)	$ (1,107,431)	$ 373,462	$ (1,557,053)	$ (1,601,346)	$ (1,425,274)	$ (1,454,854)	$ (4,210,211)
Shares (denominator) (in shares)									8,046,088	7,749,182
Net loss per share - basic and diluted (in dollars per share)	$ 0.01	$ 0.04	$ (0.09)	$ (0.14)	$ 0.05	$ (0.2)	$ (0.21)	$ (0.18)	$ (0.18)	$ (0.54)